                                   UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD

                                                      SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA

                                                      USAA MUTUAL FUNDS TRUST

                                                      9800 FREDERICKSBURG ROAD

                                                      SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

USAA CALIFORNIA BOND FUND – 1ST QUARTER REPORT - PERIOD ENDED

JUNE 30, 2010

 [LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1(ST) QUARTER
USAA CALIFORNIA BOND FUND
JUNE 30, 2010

                                                                      (Form N-Q)

48500-0610                                   (C)2010, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

June 30, 2010 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated
maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)      Principal and interest payments are insured by one of the following:
           ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty
           Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance
           Co., National Public Finance Guarantee Corp., Radian Asset Assurance,
           Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LOC)      Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA)     Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from California Health Insurance Construction Loan Insurance Program
           or California State General Obligation.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD        Community College District
ETM        Escrowed to final maturity
PRE        Prerefunded to a date prior to maturity
USD        Unified School District

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1  | USAA CALIFORNIA BOND FUND
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PORTFOLIO OF INVESTMENTS

USAA CALIFORNIA BOND FUND
June 30, 2010 (unaudited)

PRINCIPAL                                                                                     MARKET
AMOUNT                                                        COUPON              FINAL        VALUE
(000)        SECURITY                                           RATE           MATURITY        (000)
----------------------------------------------------------------------------------------------------

             FIXED-RATE INSTRUMENTS (98.9%)

             CALIFORNIA (98.9%)
  $ 4,500    Antelope Valley Healthcare District (INS)          5.20%         1/01/2027     $  4,331
   16,600    Association of Bay Area Governments (INS)          6.20         11/01/2029       15,535
   17,520    Association of Bay Area Governments (INS)          4.75          3/01/2036       15,036
    6,100    Baldwin Park USD (INS)                             5.00 (a)      8/01/2031        1,514
    6,375    Baldwin Park USD (INS)                             5.01 (a)      8/01/2032        1,473
    5,265    Carlsbad USD (INS)                                 5.00         10/01/2034        5,307
    3,000    Central USD (INS)                                  5.50          8/01/2029        3,266
   14,595    Chabot-Las Positas CCD (INS)                       5.06 (a)      8/01/2034        3,174
   10,000    Chabot-Las Positas CCD (INS)                       5.07 (a)      8/01/2035        2,028
    5,000    Chula Vista                                        5.88          1/01/2034        5,523
   12,605    Coast CCD (INS)                                    5.48 (a)      8/01/2034        2,747
    5,000    Coronado Community Dev. Agency (INS) (PRE)         5.60          9/01/2030        5,145
    4,140    Educational Facilities Auth. (INS) (PRE)           5.75         11/01/2030        4,217
    1,860    Educational Facilities Auth. (INS)                 5.75         11/01/2030        1,865
    6,000    Educational Facilities Auth.                       5.38          4/01/2034        6,107
    3,190    Escondido (INS) (PRE)                              5.75          9/01/2030        3,252
    2,755    Escondido (INS)                                    5.75          9/01/2030        2,797
    1,500    Fresno (INS)                                       5.50          7/01/2030        1,508
   18,000    Golden State Tobacco Securitization (INS)          4.55          6/01/2022       17,134
   17,000    Golden State Tobacco Securitization                5.00          6/01/2033       12,971
   10,000    Golden State Tobacco Securitization (INS)          5.00          6/01/2035        9,224
    1,000    Health Facilities Financing Auth. (NBGA)           5.50          1/01/2019        1,001
    2,200    Health Facilities Financing Auth. (NBGA)           5.00         11/01/2024        2,182
    2,000    Health Facilities Financing Auth. (NBGA)           5.00         11/01/2029        1,905
    2,000    Health Facilities Financing Auth.                  6.50         10/01/2033        2,280
   16,510    Health Facilities Financing Auth.                  5.00         11/15/2034       16,078
   11,230    Health Facilities Financing Auth. (NBGA)           5.00          7/01/2036       10,342
    6,000    Health Facilities Financing Auth.                  5.25          4/01/2039        5,843
   17,085    Health Facilities Financing Auth.                  5.25         11/15/2046       16,720
    3,000    Housing Finance Agency (INS)                       6.05          8/01/2027        3,025
    9,310    Indio Redevelopment Agency                         5.25          8/15/2031        8,875
    2,630    Indio Redevelopment Agency                         5.25          8/15/2035        2,433
    1,000    Infrastructure and Economic Dev. Bank              5.63          7/01/2020        1,003
    1,250    Infrastructure and Economic Dev. Bank              5.75          7/01/2030        1,251
    6,000    Inland Empire Tobacco Securitization Auth.,
                5.75%, 12/01/2011                               5.75 (b)      6/01/2026        3,745
    5,000    Irvine USD Financing Auth. (INS)                   5.00          9/01/2038        4,597
    3,875    Long Beach Bond Finance Auth.                      5.00         11/15/2035        3,489
   10,700    Los Angeles Department of Water and Power          5.00          7/01/2030       10,886
   10,000    Los Angeles Municipal Improvement Corp. (INS)      4.75          8/01/2032        9,720
    1,000    Los Banos Redevelopment Agency (INS)               5.00          9/01/2036          848
   10,000    Madera Redevelopment Agency                        5.38          9/01/2038        9,347
    7,070    Marina Coast Water District (INS)                  5.00          6/01/2037        6,977
    6,000    Modesto Irrigation District                        5.75         10/01/2034        6,425
    7,500    Monterey Peninsula CCD (INS)                       5.11 (a)      8/01/2029        2,359
    1,405    Municipal Finance Auth. (INS)                      5.00          6/01/2031        1,281
    1,000    Municipal Finance Auth. (INS)                      5.00          6/01/2036          887
    1,500    Norco Redevelopment Agency                         5.88          3/01/2032        1,497
    1,250    Norco Redevelopment Agency                         6.00          3/01/2036        1,252

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2  | USAA CALIFORNIA BOND FUND
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PRINCIPAL                                                                                     MARKET
AMOUNT                                                        COUPON              FINAL        VALUE
(000)        SECURITY                                           RATE           MATURITY        (000)
----------------------------------------------------------------------------------------------------

  $ 5,000    Norwalk Redevelopment Agency (INS)                 5.00%        10/01/2030     $  4,605
    3,500    Norwalk Redevelopment Agency (INS)                 5.00         10/01/2035        3,122
    7,500    Norwalk-La Mirada USD (INS)                        5.00 (a)      8/01/2030        2,133
    6,205    Oakdale Irrigation District                        5.50          8/01/2034        6,508
   15,200    Oakland USD (INS) (PRE)                            5.50          8/01/2024       15,269
    5,500    Palomar Pomerado Health (INS)                      4.89 (a)      8/01/2026        2,059
    4,030    Poway Redevelopment Agency (INS) (PRE)             5.75          6/15/2033        4,212
      970    Poway Redevelopment Agency (INS)                   5.75          6/15/2033          968
    2,400    Public Works Board                                 5.25          6/01/2024        2,422
    2,500    Public Works Board                                 5.25          6/01/2025        2,517
    6,500    Public Works Board                                 5.00         11/01/2029        6,603
    7,900    Public Works Board                                 5.25          6/01/2030        7,709
    5,705    Public Works Board                                 5.00          4/01/2031        5,374
    5,470    Public Works Board                                 5.00          4/01/2031        5,153
    6,875    Public Works Board                                 5.00          4/01/2031        6,476
    6,775    Regents of Univ. of California (INS)               4.75          5/15/2030        6,824
    5,000    Regents of Univ. of California (INS)               4.75          5/15/2031        5,023
   10,000    Riverside County Public Financing Auth. (INS)      4.75         10/01/2035        8,117
    7,030    Sacramento City Financing Auth. (INS)              5.00         12/01/2036        6,969
   20,225    Sacramento County Sanitation District Finance
                Auth. (INS) (PRE)                               5.63         12/01/2030       20,885
   10,990    Sacramento Municipal Utility District Financing
                Auth. (INS)                                     4.75          7/01/2025       10,851
   12,805    San Bernardino County Redevelopment Agency
                (INS)                                           5.00          9/01/2030       11,539
   11,340    San Bernardino County Redevelopment Agency
                (INS)                                           5.00          9/01/2035        9,902
    1,110    San Diego County                                   5.00          9/01/2023        1,046
    1,000    San Diego Public Financing Auth.                   5.25          5/15/2029        1,076
    3,500    San Francisco City and County Airport              5.25          5/01/2026        3,717
    5,000    San Francisco City and County Redevelopment
                Financing Auth. (INS)                           4.88          8/01/2036        4,370
    3,000    San Jose Redevelopment Agency (INS)                4.45          8/01/2032        2,506
    3,000    San Marcos USD Financing Auth. (INS)               5.00          8/15/2035        2,996
   14,000    Santa Ana USD (INS) (PRE)                          5.70          8/01/2029       14,205
    3,500    Santa Barbara Financing Auth.                      5.00          7/01/2029        3,605
    9,000    Santa Barbara Financing Auth.                      5.00          7/01/2039        9,091
    1,750    Sierra View Local Health Care District             5.25          7/01/2037        1,649
    9,645    Solano CCD (INS)                                   4.96 (a)      8/01/2028        3,233
    9,735    Solano CCD (INS)                                   5.00 (a)      8/01/2030        2,811
   10,000    South Orange County Public Financing Auth.
                (INS)                                           5.00          8/15/2032        9,137
    6,000    State                                              4.50          8/01/2030        5,431
    5,000    State                                              5.75          4/01/2031        5,315
    5,000    State                                              4.50         10/01/2036        4,366
   10,000    State (NBGA)                                       4.50         12/01/2037        8,670
    7,500    Statewide Communities Dev. Auth.                   5.00          6/15/2013        8,130
    5,000    Statewide Communities Dev. Auth. (INS)             5.50          8/01/2022        5,013
    2,225    Statewide Communities Dev. Auth. (INS)             4.50          2/01/2027        1,950
   11,795    Statewide Communities Dev. Auth. (NBGA)            5.00         12/01/2027       11,038
    5,115    Statewide Communities Dev. Auth.                   5.00          5/15/2031        4,818
    5,000    Statewide Communities Dev. Auth.                   5.50          7/01/2031        5,146
   17,500    Statewide Communities Dev. Auth.                   5.25          8/01/2031       17,411
    3,370    Statewide Communities Dev. Auth.                   5.00          5/15/2032        3,153
    8,000    Statewide Communities Dev. Auth.                   5.50         11/01/2032        8,090
   13,400    Statewide Communities Dev. Auth.                   4.75          4/01/2033       12,381
    5,000    Statewide Communities Dev. Auth. (INS)             4.60          2/01/2037        4,027
   13,000    Statewide Communities Dev. Auth. (NBGA)            5.00         12/01/2037       11,646
    9,000    Statewide Communities Dev. Auth.                   5.00          5/15/2038        8,230
    3,500    Statewide Communities Dev. Auth. (NBGA)            5.75          8/15/2038        3,504
    2,500    Statewide Communities Dev. Auth.                   5.00         11/15/2038        2,394
   19,080    Suisun City Public Financing Auth.                 5.37 (a)     10/01/2033        3,992
    7,190    Tuolumne Wind Project Auth.                        5.63          1/01/2029        7,719
    1,500    Val Verde USD (INS)                                5.13          3/01/2036        1,465

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3  | USAA CALIFORNIA BOND FUND

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PRINCIPAL                                                                                     MARKET
AMOUNT                                                        COUPON              FINAL        VALUE
(000)        SECURITY                                           RATE           MATURITY        (000)
----------------------------------------------------------------------------------------------------

  $13,642    Vallejo Sanitation and Flood Control District
                (INS)                                           5.00%         7/01/2019     $ 14,224
    7,000    Vista (INS)                                        5.00          5/01/2037        6,615
    7,085    Washington Township Health Care District           5.13          7/01/2023        7,115
    1,250    Washington Township Health Care District           6.00          7/01/2029        1,343
    6,080    Washington Township Health Care District           5.00          7/01/2037        5,786
      960    Watsonville (ETM)                                  6.20          7/01/2012        1,013
                                                                                            --------
             Total Fixed-Rate Instruments (cost: $688,813)                                   655,069
                                                                                            --------
             VARIABLE-RATE DEMAND NOTES (0.3%)

             CALIFORNIA (0.3%)
    1,200    Association of Bay Area Governments (LOC - Allied
                Irish Banks plc)                                3.60          9/01/2037        1,200
    1,000    Pollution Control Financing Auth.                  4.50          1/01/2043        1,000
                                                                                            --------
             Total Variable-Rate Demand Notes (cost: $2,200)                                   2,200
                                                                                            --------

             TOTAL INVESTMENTS (COST: $691,013)                                             $657,269
                                                                                            ========

($ IN 000s)                                         VALUATION HIERARCHY
                                                    -------------------

                                         (LEVEL 1)
                                       QUOTED PRICES     (LEVEL 2)
                                         IN ACTIVE         OTHER         (LEVEL 3)
                                          MARKETS       SIGNIFICANT     SIGNIFICANT
                                       FOR IDENTICAL    OBSERVABLE     UNOBSERVABLE
ASSETS                                    ASSETS          INPUTS          INPUTS             TOTAL
--------------------------------------------------------------------------------------------------

   FIXED-RATE INSTRUMENTS              $          --    $   655,069    $         --    $   655,069
   VARIABLE-RATE DEMAND NOTES                     --          2,200              --          2,200
--------------------------------------------------------------------------------------------------
Total                                  $          --    $   657,269    $         --    $   657,269
--------------------------------------------------------------------------------------------------

For the period ended June 30, 2010, there were no significant transfers of securities between levels 1, 2, or 3. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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                                                   PORTFOLIO OF INVESTMENTS |  4


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NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA
California Bond Fund (the Fund), which is classified as diversified under the
1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the
NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of
Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities'
market values. For many securities, such prices are not readily available. The
Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value. This includes variable rate demand notes with rate-reset dates of 60 days or less.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the
Fund, are valued in good faith at fair value, using methods determined by USAA
Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

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5  | USAA CALIFORNIA BOND FUND

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B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-
corroborated inputs such as market indices. The Fund uses amortized cost in valuing variable rate demand notes and a market approach in valuing fixed rate instruments, which is further discussed in Note A1. Additionally the portfolio of investments includes quantitative input information, such as coupon rates, maturity dates, and credit enhancements.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery
and payment for securities that have been purchased by the Fund on a delayed-
delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.
The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.
Gross unrealized appreciation and depreciation of investments as of June 30,
2010, were $8,952,000 and $42,696,000, respectively, resulting in net unrealized depreciation of $33,744,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $662,788,000 at June
30, 2010, and, in total, may not equal 100%. A category percentage of 0.0%
represents less than 0.1% of net assets.

SPECIFIC NOTES

(a)  Zero-coupon security. Rate represents the effective yield at the date of purchase.

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                                          NOTES TO PORTFOLIO OF INVESTMENTS |  6


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(b)  Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

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7  | USAA CALIFORNIA BOND FUND

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual

Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940

(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA

         --------------------------------------------------------------

         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/25/2010

         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the

Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS

         -----------------------------------------------------

         Signature and Title:  Christopher W. Claus, President

Date:    08/25/2010

         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.

         -----------------------------------------------------

         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/25/2010

         ------------------------------